Quarterly Holdings Report
for
Fidelity® SAI Sustainable Future Fund
August 31, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
FSP-NPRT1-1024
1.9905635.102
Common Stocks - 94.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.2%
Diversified Telecommunication Services - 0.8%
Verizon Communications, Inc.	18,814	786,049
Entertainment - 0.1%
Netflix, Inc. (a)	172	120,632
Interactive Media & Services - 4.1%
Alphabet, Inc. Class C	21,457	3,542,765
Meta Platforms, Inc. Class A	1,333	694,906
		4,237,671
Media - 1.2%
Comcast Corp. Class A	30,856	1,220,972
TOTAL COMMUNICATION SERVICES		6,365,324
CONSUMER DISCRETIONARY - 8.3%
Automobile Components - 0.0%
Lear Corp.	4	467
Broadline Retail - 3.2%
Amazon.com, Inc. (a)	18,175	3,244,238
Hotels, Restaurants & Leisure - 0.7%
Airbnb, Inc. Class A (a)	3,463	406,245
Marriott International, Inc. Class A	1,218	285,852
		692,097
Household Durables - 1.5%
D.R. Horton, Inc.	5,803	1,095,374
PulteGroup, Inc.	3,723	490,133
		1,585,507
Specialty Retail - 2.1%
Lowe's Companies, Inc.	4,492	1,116,262
The Home Depot, Inc.	1,491	549,434
TJX Companies, Inc.	4,296	503,792
		2,169,488
Textiles, Apparel & Luxury Goods - 0.8%
Brunello Cucinelli SpA	7,242	710,471
Brunello Cucinelli SpA	1,396	136,954
		847,425
TOTAL CONSUMER DISCRETIONARY		8,539,222
CONSUMER STAPLES - 3.3%
Consumer Staples Distribution & Retail - 1.8%
Target Corp.	5,570	855,663
Walmart, Inc.	13,389	1,034,032
		1,889,695
Household Products - 0.6%
The Clorox Co.	3,916	619,942
Personal Care Products - 0.9%
Estee Lauder Companies, Inc. Class A	9,498	870,587
Kenvue, Inc.	8	176
		870,763
TOTAL CONSUMER STAPLES		3,380,400
ENERGY - 2.0%
Energy Equipment & Services - 1.6%
Baker Hughes Co. Class A	31,562	1,110,036
Seadrill Ltd. (a)	11,584	499,502
TechnipFMC PLC	807	21,660
		1,631,198
Oil, Gas & Consumable Fuels - 0.4%
Cheniere Energy, Inc.	81	15,006
Hess Corp.	3,149	434,751
		449,757
TOTAL ENERGY		2,080,955
FINANCIALS - 17.0%
Banks - 3.3%
Bank of America Corp.	32,955	1,342,916
JPMorgan Chase & Co.	3,143	706,546
PNC Financial Services Group, Inc.	2,212	409,419
U.S. Bancorp	19,232	908,327
		3,367,208
Capital Markets - 6.2%
BlackRock, Inc.	661	596,096
Carlyle Group LP	5,784	232,112
CME Group, Inc.	929	200,422
Goldman Sachs Group, Inc.	2,200	1,122,550
Intercontinental Exchange, Inc.	4,877	787,879
KKR & Co., Inc. Class A	8,307	1,028,157
London Stock Exchange Group PLC	6,881	928,815
Morgan Stanley	9,187	951,865
Raymond James Financial, Inc.	4,204	502,672
		6,350,568
Consumer Finance - 2.2%
American Express Co.	3,193	825,869
Capital One Financial Corp.	5,940	872,764
Discover Financial Services	4,056	562,608
		2,261,241
Financial Services - 3.0%
Apollo Global Management, Inc.	13,604	1,574,391
Essent Group Ltd.	7,562	486,161
MasterCard, Inc. Class A	893	431,623
Visa, Inc. Class A	2,128	588,115
		3,080,290
Insurance - 2.3%
Arthur J. Gallagher & Co.	202	59,099
Chubb Ltd.	3	853
Hartford Financial Services Group, Inc.	7,693	893,157
MetLife, Inc.	9,583	742,491
Progressive Corp.	91	22,950
The Travelers Companies, Inc.	2,765	630,614
		2,349,164
TOTAL FINANCIALS		17,408,471
HEALTH CARE - 10.9%
Biotechnology - 2.0%
AbbVie, Inc.	1,228	241,069
Gilead Sciences, Inc.	6,468	510,972
Regeneron Pharmaceuticals, Inc. (a)	965	1,143,226
Vertex Pharmaceuticals, Inc. (a)	230	114,055
		2,009,322
Health Care Equipment & Supplies - 1.6%
Boston Scientific Corp. (a)	20,595	1,684,465
Health Care Providers & Services - 3.1%
Centene Corp. (a)	6,626	522,328
Cigna Group	2,943	1,064,807
CVS Health Corp.	6,748	386,256
Humana, Inc.	20	7,089
UnitedHealth Group, Inc.	2,025	1,195,155
		3,175,635
Life Sciences Tools & Services - 1.5%
Agilent Technologies, Inc.	4,751	679,013
Danaher Corp.	2,623	706,400
Thermo Fisher Scientific, Inc.	322	198,053
		1,583,466
Pharmaceuticals - 2.7%
Eli Lilly & Co.	2,252	2,161,965
Merck & Co., Inc.	4,645	550,200
Novo Nordisk A/S Series B	14	1,945
Zoetis, Inc. Class A	11	2,018
		2,716,128
TOTAL HEALTH CARE		11,169,016
INDUSTRIALS - 13.9%
Aerospace & Defense - 2.5%
General Dynamics Corp.	3,523	1,054,645
General Electric Co.	4,355	760,470
Lockheed Martin Corp.	1,269	720,919
		2,536,034
Air Freight & Logistics - 1.2%
FedEx Corp.	3,983	1,190,001
Building Products - 3.0%
Carrier Global Corp.	6,326	460,406
Fortune Brands Innovations, Inc.	4,627	367,430
The AZEK Co., Inc. Class A, (a)	10,625	452,944
Trane Technologies PLC	5,089	1,840,488
		3,121,268
Commercial Services & Supplies - 0.0%
Veralto Corp.	74	8,320
Construction & Engineering - 0.0%
AECOM	144	14,420
Electrical Equipment - 2.7%
Eaton Corp. PLC	6,769	2,077,609
GE Vernova LLC	795	159,795
Hubbell, Inc.	854	341,532
Nextracker, Inc. Class A (a)	3,692	150,154
Prysmian SpA	262	18,362
		2,747,452
Ground Transportation - 0.6%
Uber Technologies, Inc. (a)	7,796	570,121
Industrial Conglomerates - 0.0%
Honeywell International, Inc.	22	4,574
Machinery - 1.2%
Caterpillar, Inc.	2,560	911,616
Cummins, Inc.	84	26,279
Pentair PLC	3,441	305,182
		1,243,077
Professional Services - 0.6%
Equifax, Inc.	610	187,349
RELX PLC (London Stock Exchange)	10,009	467,222
		654,571
Trading Companies & Distributors - 2.1%
Ferguson Enterprises, Inc.	2,929	602,525
United Rentals, Inc.	2,083	1,544,045
		2,146,570
TOTAL INDUSTRIALS		14,236,408
INFORMATION TECHNOLOGY - 28.8%
Electronic Equipment, Instruments & Components - 0.6%
Jabil, Inc.	5,611	613,170
IT Services - 3.0%
Accenture PLC Class A	2,332	797,427
Capgemini SA	2,333	483,313
IBM Corp.	7,056	1,426,229
Shopify, Inc. Class A (a)	4,882	361,610
		3,068,579
Semiconductors & Semiconductor Equipment - 13.4%
Analog Devices, Inc.	2,939	690,195
Applied Materials, Inc.	2,952	582,312
ASML Holding NV (depository receipt)	304	274,776
Lam Research Corp.	743	610,010
Marvell Technology, Inc.	2,364	180,231
Micron Technology, Inc.	13,025	1,253,526
MKS Instruments, Inc.	247	29,450
NVIDIA Corp.	54,726	6,532,643
NXP Semiconductors NV	501	128,436
ON Semiconductor Corp. (a)	2,058	160,256
Qualcomm, Inc.	6,253	1,096,151
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	11,349	1,948,623
Universal Display Corp.	1,124	217,741
		13,704,350
Software - 9.7%
Adobe, Inc. (a)	500	287,205
HubSpot, Inc. (a)	176	87,836
Intuit, Inc.	1,111	700,219
Microsoft Corp.	17,729	7,395,477
Oracle Corp.	5,686	803,375
Salesforce, Inc.	2,746	694,463
		9,968,575
Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	6,713	1,537,277
Dell Technologies, Inc. Class C	5,604	647,486
		2,184,763
TOTAL INFORMATION TECHNOLOGY		29,539,437
MATERIALS - 2.3%
Chemicals - 1.2%
Linde PLC	2,567	1,227,668
Containers & Packaging - 0.1%
Avery Dennison Corp.	151	33,499
O-I Glass, Inc. (a)	6,551	83,132
		116,631
Metals & Mining - 1.0%
Freeport-McMoRan, Inc.	22,982	1,017,643
TOTAL MATERIALS		2,361,942
REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Equity Residential (SBI)	2,819	211,087
Public Storage Operating Co.	2,151	739,342
SL Green Realty Corp.	2,123	141,477
Weyerhaeuser Co.	2,805	85,524
		1,177,430
UTILITIES - 1.1%
Electric Utilities - 1.1%
NextEra Energy, Inc.	13,374	1,076,741
TOTAL COMMON STOCKS (Cost $82,459,106)		97,335,346

Money Market Funds - 4.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b) (Cost $4,275,935)	4,275,080	4,275,935

TOTAL INVESTMENT IN SECURITIES - 99.0% (Cost $86,735,041)	101,611,281
NET OTHER ASSETS (LIABILITIES) - 1.0%	983,811
NET ASSETS - 100.0%	102,595,092

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,073,406	15,692,792	13,490,379	29,572	116	-	4,275,935	0.0%
Total	2,073,406	15,692,792	13,490,379	29,572	116	-	4,275,935

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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